Short-Term Investment (Details) - Schedule of Short-Term Investments - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Schedule of Short-Term Investments [Line Items]
Bank Wealth Management		$ 265,836
Securities		568,467
Total short-term investment		834,303
Level 1 [Member]
Schedule of Short-Term Investments [Line Items]
Bank Wealth Management
Securities
Total short-term investment
Level 2 [Member]
Schedule of Short-Term Investments [Line Items]
Bank Wealth Management	43,733	265,836
Securities		568,467
Total short-term investment	43,733	834,303
Level 3 [Member]
Schedule of Short-Term Investments [Line Items]
Bank Wealth Management
Securities
Total short-term investment